Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments

	December 31, 2015	December 31, 2014
Capital commitments
Contracted for	48.9	120.5
Lease commitments
Operating leases
Less than 12 months	2.6	3.1
12 - 36 months	3.1	3.5
36 - 60 months	1.3	0.8
After 60 months	—	—

Total	7.0	7.4